Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 11,444	$ 19,689
Restricted cash	676	400
Accounts receivable, net	404	347
Inventories	8,817	4,790
Prepaid expenses and other current assets	2,569	1,973
Current assets from discontinued operations	4,842	3,211
Total current assets	28,752	30,410
Property, plant and equipment, net	438	885
Intangible assets, net	451	247
Right-of-use assets	624	877
Other assets	30	65
Long-term assets from discontinued operations	2,837	5,659
Total assets	33,132	38,143
Current liabilities:
Accounts payable	818	1,145
Accrued liabilities	552	650
Accrued payroll and benefits	1,379	1,694
Deferred revenue	152	83
Current portion of lease obligations	246	251
Current liabilities from discontinued operations	2,794	3,682
Total current liabilities	5,941	7,505
Long-term debt	4,798	9,538
Long-term portion of lease obligations	441	700
Long-term liabilities from discontinued operations	1,128	1,327
Total liabilities	12,308	19,070
Commitments and contingencies (Note 10)
Stockholders' equity:
Common shares ($0.001 par value, 300,000,000 and 100,000,000 shares authorized, 80,169,719 and 32,902,048 shares issued and outstanding at December 31, 2022 and 2021, respectively)	81	33
Warrants	11,148	1,373
Additional paid-in-capital	256,229	216,685
Accumulated other comprehensive loss	(6,928)	(6,928)
Accumulated deficit	(239,706)	(192,090)
Total shareholders’ equity	20,824	19,073
Total liabilities and shareholders’ equity	$ 33,132	$ 38,143